Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value
Aerospace & Defense — 3.0%
Hexcel Corp.	222,728	$ 15,742,415
Huntington Ingalls Industries, Inc.	170,534	39,166,544
		$ 54,908,959
Banks — 5.7%
Citizens Financial Group, Inc.	272,327	$ 8,785,269
JPMorgan Chase & Co.(1)	528,940	83,551,362
M&T Bank Corp.	43,055	6,021,672
Wells Fargo & Co.	145,704	6,725,697
		$ 105,084,000
Beverages — 3.2%
Constellation Brands, Inc., Class A	216,770	$ 59,134,856
		$ 59,134,856
Biotechnology — 2.6%
AbbVie, Inc.	60,658	$ 9,073,224
Neurocrine Biosciences, Inc.(2)	244,713	24,933,807
Vertex Pharmaceuticals, Inc.(2)	40,162	14,150,679
		$ 48,157,710
Building Products — 2.2%
Johnson Controls International PLC	589,739	$ 41,016,347
		$ 41,016,347
Capital Markets — 4.1%
Charles Schwab Corp. (The)	842,884	$ 55,714,632
S&P Global, Inc.	49,025	19,340,853
		$ 75,055,485
Chemicals — 2.6%
Linde PLC	98,336	$ 38,416,925
Sherwin-Williams Co. (The)	35,518	9,820,727
		$ 48,237,652
Consumer Staples Distribution & Retail — 3.6%
BJ's Wholesale Club Holdings, Inc.(2)	477,842	$ 31,685,703
Dollar Tree, Inc.(2)	224,331	34,621,003
		$ 66,306,706
Security	Shares	Value
Containers & Packaging — 1.3%
Ball Corp.	412,492	$ 24,209,156
		$ 24,209,156
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	909,291	$ 30,988,637
		$ 30,988,637
Electric Utilities — 3.4%
Edison International	231,664	$ 16,670,542
NextEra Energy, Inc.	625,601	45,856,553
		$ 62,527,095
Electrical Equipment — 1.1%
Eaton Corp. PLC	97,431	$ 20,004,533
		$ 20,004,533
Energy Equipment & Services — 1.9%
Halliburton Co.	907,360	$ 35,459,629
		$ 35,459,629
Entertainment — 2.7%
Walt Disney Co. (The)(2)	401,710	$ 35,708,002
World Wrestling Entertainment, Inc., Class A	130,837	13,737,885
		$ 49,445,887
Financial Services — 1.9%
Fidelity National Information Services, Inc.	338,560	$ 20,442,253
Fiserv, Inc.(2)	120,991	15,270,274
		$ 35,712,527
Food Products — 1.5%
Hershey Co. (The)	119,177	$ 27,566,832
		$ 27,566,832
Ground Transportation — 1.2%
CSX Corp.	676,538	$ 22,542,246
		$ 22,542,246
Health Care Equipment & Supplies — 3.6%
Boston Scientific Corp.(2)	638,556	$ 33,109,129
Teleflex, Inc.(1)	54,362	13,654,103
Zimmer Biomet Holdings, Inc.(1)	147,405	20,364,001
		$ 67,127,233

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 1.6%
Humana, Inc.	47,189	$ 21,557,351
McKesson Corp.	19,191	7,722,458
		$ 29,279,809
Hotels, Restaurants & Leisure — 0.6%
Papa John's International, Inc.	141,451	$ 11,697,998
		$ 11,697,998
Industrial REITs — 1.6%
EastGroup Properties, Inc.	82,997	$ 14,705,409
First Industrial Realty Trust, Inc.	287,943	14,886,653
		$ 29,592,062
Insurance — 5.1%
American International Group, Inc.	652,834	$ 39,352,833
Arch Capital Group, Ltd.(2)	270,708	21,031,305
Reinsurance Group of America, Inc.	246,063	34,534,942
		$ 94,919,080
Interactive Media & Services — 2.1%
Alphabet, Inc., Class C(2)	288,440	$ 38,394,248
		$ 38,394,248
Leisure Products — 2.1%
Hasbro, Inc.	595,964	$ 38,475,436
		$ 38,475,436
Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	67,494	$ 37,031,258
		$ 37,031,258
Machinery — 4.4%
Ingersoll Rand, Inc.	206,888	$ 13,503,580
PACCAR, Inc.	265,744	22,888,530
Toro Co. (The)	72,466	7,366,169
Westinghouse Air Brake Technologies Corp.	322,784	38,230,537
		$ 81,988,816
Metals & Mining — 1.6%
Alcoa Corp.	344,335	$ 12,461,484
Steel Dynamics, Inc.	157,754	16,813,421
		$ 29,274,905
Multi-Utilities — 2.0%
CMS Energy Corp.	366,745	$ 22,397,117
Security	Shares	Value
Multi-Utilities (continued)
Sempra	99,698	$ 14,856,996
		$ 37,254,113
Office REITs — 0.9%
Boston Properties, Inc.	257,577	$ 17,162,356
		$ 17,162,356
Oil, Gas & Consumable Fuels — 8.5%
Chevron Corp.	321,439	$ 52,606,707
ConocoPhillips(1)	458,397	53,962,495
EOG Resources, Inc.	211,142	27,982,649
EQT Corp.	546,156	23,036,860
		$ 157,588,711
Personal Care Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	60,964	$ 10,973,520
		$ 10,973,520
Pharmaceuticals — 8.0%
Bristol-Myers Squibb Co.	692,564	$ 43,070,555
Johnson & Johnson	85,100	14,256,803
Novo Nordisk A/S ADR	56,547	9,109,722
Royalty Pharma PLC, Class A	240,060	7,533,083
Sanofi	319,201	34,053,806
Zoetis, Inc.	207,884	39,100,901
		$ 147,124,870
Professional Services — 0.2%
Robert Half, Inc.	55,623	$ 4,124,445
		$ 4,124,445
Residential REITs — 2.8%
Invitation Homes, Inc.	578,110	$ 20,522,905
Mid-America Apartment Communities, Inc.	210,399	31,488,314
		$ 52,011,219
Semiconductors & Semiconductor Equipment — 4.3%
Micron Technology, Inc.	535,453	$ 38,225,990
QUALCOMM, Inc.	74,970	9,908,785
Texas Instruments, Inc.	176,860	31,834,800
		$ 79,969,575
Software — 0.5%
VMware, Inc., Class A(2)	55,182	$ 8,698,339
		$ 8,698,339

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs — 0.7%
CubeSmart	298,362	$ 12,936,976
		$ 12,936,976
Specialty Retail — 1.4%
Lithia Motors, Inc., Class A	35,032	$ 10,878,487
Lowe's Cos., Inc.	59,081	13,840,906
		$ 24,719,393
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	59,265	$ 11,642,609
Logitech International S.A.(1)	183,903	12,759,190
		$ 24,401,799
Total Common Stocks (identified cost $1,401,971,995)		$1,841,104,418

Corporate Bonds — 16.5%
Security	Principal Amount (000's omitted)	Value
Banks — 9.8%
Australia & New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(5)	$1,110	$ 1,107,175
Banco Davivienda S.A., 6.65% to 4/22/31(3)(4)(5)	1,800	1,423,260
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	4,421	4,014,003
7.625% to 1/10/28(3)(4)(5)	2,101	1,935,056
8.375% to 10/14/30(3)(4)(5)	2,300	2,256,438
Bank of America Corp.:
3.846% to 3/8/32, 3/8/37(5)	425	366,608
Series TT, 6.125% to 4/27/27(4)(5)	11,331	11,283,410
Bank of New York Mellon Corp. (The), Series G, 4.70% to 9/20/25(4)(5)	684	669,484
Bank of Nova Scotia (The):
4.90% to 6/4/25(4)(5)	2,375	2,255,333
8.625% to 10/27/27, 10/27/82(5)	7,900	8,219,063
Barclays PLC:
6.125% to 12/15/25(4)(5)	7,552	6,908,299
8.00% to 3/15/29(4)(5)	7,020	6,546,150
BBVA Bancomer S.A., 8.45% to 6/29/33, 6/29/38(3)(5)	1,800	1,834,200
Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(4)(5)	5,600	4,851,593
BNP Paribas S.A.:
4.625% to 2/25/31(3)(4)(5)	2,362	1,812,194
7.75% to 8/16/29(3)(4)(5)	7,600	7,584,040
Citigroup, Inc., Series W, 4.00% to 12/10/25(4)(5)	11,796	10,615,692
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(5)	$5,827	$ 5,156,895
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	10,317	8,258,207
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	7,374	6,792,097
ING Groep NV, 6.50% to 4/16/25(4)(5)	1,555	1,467,022
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(5)	11,145	10,871,056
Natwest Group PLC:
4.60% to 6/28/31(4)(5)	1,477	1,052,931
6.00% to 12/29/25(4)(5)	3,129	2,936,097
8.00% to 8/10/25(4)(5)	8,348	8,263,393
PNC Financial Services Group, Inc. (The), Series U, 6.00% to 5/15/27(4)(5)	5,000	4,628,176
Societe Generale S.A.:
5.375% to 11/18/30(3)(4)(5)	6,741	5,393,474
9.375% to 11/22/27(3)(4)(5)	1,350	1,376,798
Standard Chartered PLC:
4.75% to 1/14/31(3)(4)(5)	4,440	3,457,761
6.00% to 7/26/25(3)(4)(5)	5,938	5,735,062
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(5)	11,275	11,610,995
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(4)(5)	1,900	1,796,820
Series Q, 5.10% to 3/1/30(4)(5)	1,848	1,665,418
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	1,499	1,122,076
4.875% to 2/12/27(3)(4)(5)	5,500	4,585,625
6.875% to 8/7/25(4)(5)(6)	2,675	2,493,301
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(5)	7,295	7,084,214
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	9,695	8,723,803
Zions Bancorp NA, Series I, 9.352%, (3 mo. USD LIBOR + 3.80%)(4)(7)	2,743	2,310,978
		$ 180,464,197
Capital Markets — 0.7%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)	$2,480	$ 2,401,002
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(4)(5)	4,750	4,656,006
Series I, 4.00% to 6/1/26(4)(5)	5,812	5,195,870
		$ 12,252,878
Diversified Financial Services — 0.9%
Air Lease Corp., Series B, 4.65% to 6/15/26(4)(5)	$4,725	$ 4,202,005
Ally Financial, Inc., 6.70%, 2/14/33	2,420	2,254,659

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	$9,955	$ 8,847,506
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(4)(5)	2,007	1,708,694
Unifin Financiera SAB de CV, 7.375%, 2/12/26(3)(8)	2,410	138,575
		$ 17,151,439
Electric Utilities — 0.6%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	$1,933	$ 1,668,952
Edison International, Series B, 5.00% to 12/15/26(4)(5)	1,455	1,260,716
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	5,475	5,344,791
Southern California Edison Co., Series E, 9.833%, (3 mo. USD LIBOR + 4.199%)(4)(7)	3,225	3,228,547
		$ 11,503,006
Food Products — 0.6%
Land O' Lakes, Inc., 8.00%(3)(4)	$11,397	$ 10,713,180
		$ 10,713,180
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$5,554	$ 4,486,799
		$ 4,486,799
Insurance — 1.8%
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(5)	$7,050	$ 6,890,001
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(5)	12,676	10,158,490
Lincoln National Corp., Series C, 9.25% to 12/1/27(4)(5)	2,092	2,222,824
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(5)	2,904	2,648,585
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(4)(5)	12,035	11,580,764
		$ 33,500,664
Multi-Utilities — 0.6%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(5)	$11,713	$ 11,484,869
		$ 11,484,869
Oil and Gas — 0.3%
Petroleos Mexicanos, 6.50%, 3/13/27	$5,300	$ 4,718,265
		$ 4,718,265
Security	Principal Amount (000's omitted)	Value
Oil, Gas & Consumable Fuels — 0.6%
EnLink Midstream Partners, L.P., Series C, 9.618%, (3 mo. USD LIBOR + 4.11%)(4)(7)	$7,631	$ 6,601,616
Plains All American Pipeline, L.P., Series B, 9.431%, (3 mo. USD LIBOR + 4.11%)(4)(7)	5,299	4,816,936
		$ 11,418,552
Pipelines — 0.3%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(4)(5)	$6,395	$ 5,092,019
		$ 5,092,019
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(3)(5)	$2,190	$ 2,021,965
		$ 2,021,965
Total Corporate Bonds (identified cost $322,156,990)		$ 304,807,833

Exchange-Traded Funds — 1.7%
Security	Shares	Value
Equity Funds — 1.7%
Global X U.S. Preferred ETF	821,486	$ 16,076,481
iShares Preferred & Income Securities ETF	513,557	16,033,250
Total Exchange-Traded Funds (identified cost $36,621,878)		$ 32,109,731

Preferred Stocks — 6.0%
Security	Shares	Value
Banks — 1.4%
AgriBank FCB, 6.875% to 1/1/24(5)	92,513	$ 9,362,316
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(5)	8,283	823,123
JPMorgan Chase & Co.:
Series JJ, 4.55%	585,195	11,990,645
Series LL, 4.625%	212,000	4,426,560
		$ 26,602,644
Capital Markets — 0.8%
Affiliated Managers Group, Inc., 4.75%	281,231	$ 5,202,774
KKR Group Finance Co. IX, LLC, 4.625%	175,307	3,192,340
Stifel Financial Corp., Series D, 4.50%	362,000	5,889,740
		$ 14,284,854

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 1.2%
Brookfield BRP Holdings Canada, Inc., 4.625%	338,000	$ 5,360,680
SCE Trust III, Series H, 5.75% to 3/15/24(5)	132,296	3,108,956
SCE Trust IV, Series J, 5.375% to 9/15/25(5)	70,515	1,437,096
SCE Trust V, Series K, 5.45% to 3/15/26(5)	130,020	2,937,152
Southern Co. (The), 4.95%	430,000	9,524,500
		$ 22,368,384
Insurance — 0.5%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(5)	195,737	$ 4,541,098
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(5)	160,834	3,810,158
		$ 8,351,256
Oil, Gas & Consumable Fuels — 1.3%
Energy Transfer, L.P.:
Series C, 9.86% (3 mo. USD LIBOR + 4.53%)(7)	210,000	$ 5,300,400
Series E, 7.60% to 5/15/24(5)	108,840	2,688,348
NuStar Energy, L.P., Series B, 11.151%, (3 mo. USD LIBOR + 5.643%)(7)	653,604	15,869,505
		$ 23,858,253
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P.:
Series A-1, 6.50%	185,075	$ 2,840,901
Series A2, 6.375%	242,352	3,543,186
		$ 6,384,087
Retail REITs — 0.2%
SITE Centers Corp., Series A, 6.375%	164,660	$ 3,981,479
		$ 3,981,479
Wireless Telecommunication Services — 0.3%
United States Cellular Corp., 5.50%	392,765	$ 5,667,599
		$ 5,667,599
Total Preferred Stocks (identified cost $128,946,528)		$ 111,498,556

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(9)	4,522,813	$ 4,522,813
Total Short-Term Investments (identified cost $4,522,813)		$ 4,522,813
Total Investments — 124.1%(10) (identified cost $1,894,220,204)		$2,294,043,351
Other Assets, Less Liabilities — (24.1)%		$ (445,096,180)
Net Assets — 100.0%		$1,848,947,171
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2023 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2023 was $334,253,999 and the total market value of the collateral received by State Street Bank and Trust Company was $338,853,829 comprised of cash.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $100,161,874 or 5.4% of the Fund's net assets.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $2,493,301 or 0.1% of the Fund's net assets.
(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(8)	Issuer is in default with respect to interest and/or principal payments.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	84.4%	$1,936,532,357
Ireland	4.4	101,838,807
United Kingdom	2.7	61,562,039
France	2.2	50,220,312
Canada	1.7	39,299,626
Switzerland	0.9	20,960,192
Mexico	0.6	14,896,537
Australia	0.6	12,687,939
Denmark	0.4	9,109,722
Italy	0.3	7,084,214
Spain	0.2	4,851,593
Netherlands	0.1	1,467,022
Colombia	0.1	1,423,260
Exchange-Traded Funds	1.4	32,109,731
Total Investments	100.0%	$2,294,043,351
Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
USD	– United States Dollar
The Fund did not have any open derivative instruments at July 31, 2023.
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,522,813, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$280,160,952	$(275,638,139)	$ —	$ —	$4,522,813	$361,616	4,522,813
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 118,828,772	$ —	$ —	$ 118,828,772
Consumer Discretionary	74,892,827	—	—	74,892,827
Consumer Staples	163,981,914	—	—	163,981,914
Energy	193,048,340	—	—	193,048,340
Financials	310,771,092	—	—	310,771,092
Health Care	294,667,074	34,053,806	—	328,720,880
Industrials	224,585,346	—	—	224,585,346
Information Technology	113,069,713	—	—	113,069,713
Materials	101,721,713	—	—	101,721,713
Real Estate	111,702,613	—	—	111,702,613
Utilities	99,781,208	—	—	99,781,208
Total Common Stocks	$1,807,050,612	$34,053,806*	$ —	$1,841,104,418
Corporate Bonds	$ —	$304,807,833	$ —	$ 304,807,833
Exchange-Traded Funds	32,109,731	—	—	32,109,731
Preferred Stocks:
Communication Services	5,667,599	—	—	5,667,599
Energy	23,858,253	—	—	23,858,253
Financials	39,053,315	10,185,439	—	49,238,754
Real Estate	10,365,566	—	—	10,365,566
Utilities	22,368,384	—	—	22,368,384
Total Preferred Stocks	$ 101,313,117	$ 10,185,439	$ —	$ 111,498,556
Short-Term Investments	$ 4,522,813	$ —	$ —	$ 4,522,813
Total Investments	$1,944,996,273	$349,047,078	$ —	$2,294,043,351
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.